Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,461,000
Previously Paid Amount	0.00
Total Fee Amount	201.76
Total Offset Amount	0.00
Net Fee	201.76
Narrative - Max Aggregate Offering Price	$ 1,461,000
Final Prospectus	true